RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2024
Schedule Of Related Party Transactions With Oniva
	2024	2023
Salaries and benefits	$974	$953
Office and miscellaneous	480	482
	$1,454	$1,435

Schedule Of Related Party Transactions And Balances
	2024	2023
Salaries, benefits, and consulting fees	$1,203	$1,184
Share-based payments	1,666	1,782
	$2,869	$2,966

Schedule Of Due To Related Parties
	December 31, 2024	December 31, 2023
Oniva International Services Corp.	$95	$102
Silver Wolf Exploration Ltd.	(113)	(269)
	$18	$(167)